NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of Maturities of Long-term Debt	Dec. 31, 2014 USD ($)
Schedule of Maturities of Long-term Debt [Abstract]
2015	$ 1,593,934
2016	336,559
2017	2,395,126
2018	95,064
2019	80,121
Thereafter	172,900
Total	$ 4,673,704